UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-10401

 NAME OF REGISTRANT:                     Trust for Professional Managers



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Adam W. Smith
                                         U.S. Bancorp Fund Services,
                                         LLC
                                         615 East Michigan Street
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          414-765-6115

 DATE OF FISCAL YEAR END:                08/31

 DATE OF REPORTING PERIOD:               07/01/2016 - 06/30/2017


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

Performance Trust Municipal Bond Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


Performance Trust Strategic Bond Fund
--------------------------------------------------------------------------------------------------------------------------
 INVESCO                                                                                     Agenda Number:  934464518
--------------------------------------------------------------------------------------------------------------------------
        Security:  46131F101
    Meeting Type:  Annual
    Meeting Date:  26-Aug-2016
          Ticker:  VLT
            ISIN:  US46131F1012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1C.    DIRECTOR
       ALBERT R. DOWDEN                                          Mgmt          No vote
       ELI JONES                                                 Mgmt          No vote
       PREMA MATHAI-DAVIS                                        Mgmt          No vote
       RAYMOND STICKEL, JR.                                      Mgmt          No vote



* Management position unknown


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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Trust for Professional Managers
By (Signature)       /s/ John Buckel
Name                 John Buckel
Title                President
Date                 07/31/2017